Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000216360 [Member] | Hindalco Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216360 [Member] | Three Hundred And Sixty ONE WAM Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216360 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216360 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216360 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216360 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000216360 [Member] | YPF S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000216360 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216360 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000216360 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000216360 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216360 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216360 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000216360 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000216360 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216360 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216360 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000216360 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000216360 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000216360 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216360 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216360 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000216360 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000216360 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000216360 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000216360 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078165 [Member] | Hindalco Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078165 [Member] | Three Hundred And Sixty ONE WAM Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078165 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078165 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078165 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078165 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000078165 [Member] | YPF S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078165 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078165 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078165 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000078165 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078165 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078165 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078165 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000078165 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078165 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078165 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078165 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000078165 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000078165 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078165 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078165 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078165 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078165 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000078165 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000078165 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135917 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000135917 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135917 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135917 [Member] | YPF S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135917 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135917 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000135917 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135917 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135917 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135917 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135917 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000135917 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135917 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000135917 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000135917 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135917 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135917 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135917 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135917 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135917 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135917 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000135917 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135917 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135917 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135917 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135917 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135917 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000135917 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000135917 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000216361 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000216361 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216361 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216361 [Member] | YPF S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216361 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000216361 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216361 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216361 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216361 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216361 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216361 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000216361 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216361 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000216361 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216361 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216361 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216361 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000216361 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216361 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216361 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216361 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000216361 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216361 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216361 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216361 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216361 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216361 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000216361 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000216361 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%